MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
During the year ended December 31, 2012, Kennedy Wilson sold its investment in the ordinary stock of the Bank of Ireland and recognized a gain on the sale of $4.4 million, including the impact of foreign currency, which is included in the accompanying consolidated statements of operations. As a result of the sale of the stock, $3.3 million was reclassed from accumulated other comprehensive income and into gain on sale of marketable securities included on the statement of operations for the year ended December 31, 2012.